UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2016

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	August 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 15.6%
Hotels, Restaurants & Leisure - 1.7%
Yum! Brands Inc.	699,809	$63,479,674

Internet & Direct Marketing Retail - 4.6%
Amazon.com Inc.	221,391	170,285,102	*

Media - 6.6%
Comcast Corp., Class A Shares	1,588,319	103,653,698
Twenty-First Century Fox Inc., Class A Shares	2,121,192	52,054,052
Walt Disney Co.	983,459	92,897,537

Total Media		248,605,287

Specialty Retail - 2.7%
Home Depot Inc.	754,136	101,144,720

TOTAL CONSUMER DISCRETIONARY		583,514,783

CONSUMER STAPLES - 7.0%
Beverages - 4.0%
Anheuser-Busch InBev NV, ADR	592,114	73,439,899
Coca-Cola Co.	1,746,864	75,866,304

Total Beverages		149,306,203

Food & Staples Retailing - 3.0%
CVS Health Corp.	1,205,452	112,589,217

TOTAL CONSUMER STAPLES		261,895,420

ENERGY - 2.8%
Energy Equipment & Services - 2.8%
Schlumberger Ltd.	1,349,157	106,583,403

FINANCIALS - 7.1%
Capital Markets - 5.6%
BlackRock Inc.	235,693	87,868,707
Charles Schwab Corp.	2,088,748	65,712,012
Nasdaq Inc.	809,704	57,659,022

Total Capital Markets		211,239,741

Consumer Finance - 1.5%
American Express Co.	843,935	55,345,257

TOTAL FINANCIALS		266,584,998

HEALTH CARE - 19.8%
Biotechnology - 7.6%
Alexion Pharmaceuticals Inc.	473,947	59,650,969	*
Biogen Inc.	259,538	79,322,599	*
Celgene Corp.	954,901	101,926,133	*
Regeneron Pharmaceuticals Inc.	111,540	43,785,027	*

Total Biotechnology		284,684,728

Health Care Providers & Services - 4.2%
Aetna Inc.	543,587	63,664,910
UnitedHealth Group Inc.	701,558	95,446,966

Total Health Care Providers & Services		159,111,876

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific Inc.	490,075	74,584,514

Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	933,447	53,570,523
Johnson & Johnson	657,253	78,436,573
Zoetis Inc.	1,838,298	93,937,028

Total Pharmaceuticals		225,944,124

TOTAL HEALTH CARE		744,325,242

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.5%
Rockwell Collins Inc.	679,112	$56,834,883

Air Freight & Logistics - 2.0%
United Parcel Service Inc., Class B Shares	694,094	75,808,947

Electrical Equipment - 1.2%
Eaton Corp. PLC	698,002	46,445,053

Industrial Conglomerates - 1.8%
General Electric Co.	2,131,927	66,601,400

Trading Companies & Distributors - 1.6%
W. W. Grainger Inc.	254,929	58,801,923

TOTAL INDUSTRIALS		304,492,206

INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 1.0%
Palo Alto Networks Inc.	288,804	38,460,029	*

Internet Software & Services - 11.1%
Akamai Technologies Inc.	1,590,247	87,304,560	*
Alphabet Inc., Class A Shares	105,944	83,679,868	*
Alphabet Inc., Class C Shares	152,004	116,594,668	*
eBay Inc.	1,166,497	37,514,544	*
Facebook Inc., Class A Shares	730,399	92,117,922	*

Total Internet Software & Services		417,211,562

IT Services - 4.4%
PayPal Holdings Inc.	1,602,019	59,515,006	*
Visa Inc., Class A Shares	1,292,147	104,534,692

Total IT Services		164,049,698

Semiconductors & Semiconductor Equipment - 3.0%
Texas Instruments Inc.	851,155	59,189,319
Xilinx Inc.	1,005,040	54,483,218

Total Semiconductors & Semiconductor Equipment		113,672,537

Software - 9.5%
Adobe Systems Inc.	709,547	72,593,754	*
Fortinet Inc.	843,965	30,500,895	*
Microsoft Corp.	2,137,122	122,799,030
Red Hat Inc.	923,903	67,426,441	*
VMware Inc., Class A Shares	867,970	63,648,240	*

Total Software		356,968,360

Technology Hardware, Storage & Peripherals - 1.6%
Apple Inc.	554,815	58,865,872

TOTAL INFORMATION TECHNOLOGY		1,149,228,058

MATERIALS - 3.6%
Chemicals - 3.6%
Ecolab Inc.	589,781	72,572,552
Monsanto Co.	590,313	62,868,334

TOTAL MATERIALS		135,440,886

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,647,983,952)		3,552,064,996

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.2%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class (Cost $193,670,109)	0.188%	193,670,109	$193,670,109

TOTAL INVESTMENTS - 99.8% (Cost - $2,841,654,061#)			3,745,735,105
Other Assets in Excess of Liabilities - 0.2%			7,144,839

TOTAL NET ASSETS - 100.0%			$3,752,879,944

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$3,552,064,996	—	—	$3,552,064,996
Short-Term Investments†	193,670,109	—	—	193,670,109

Total Investments	$3,745,735,105	—	—	$3,745,735,105

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$920,631,469
Gross unrealized depreciation	(16,550,425)

Net unrealized appreciation	$904,081,044

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016